1.  Name and address of issuer


    The Universal Institutional Funds, Inc.
	522 Fifth Avenue
	New York, New York  10036

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


x

3a.  Investment Company Act File Number:


811-07607

3b.  Securities Act File Number:


333-03013

4a.  Last day of fiscal year for which this Form is filed:


December 31, 2014

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.  []  Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:


(i)  Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
223,409,949


(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
287,090,495


(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable to
the Commission:
339,118,299


(iv)  Total available redemption credits [add items 5(ii) and
5(iii)]:
626,208,794


(v)  Net sales -- if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
0


(vi)  Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:
(402,798,845)


(vii)  Multiplier for determining registration fee (See
Instruction C.9):
 .00011620


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):
0.00

6.  Prepaid Shares:


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or shares or
other units) deducted here:	.  If there is a number of shares or
other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
that number here:	.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:


0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


Method of Delivery:


[] Wire Transfer

[] Mail or other means
SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "March 31,2015"
*Please print the name and title of the signing officer below the line


2014 Annual Report

December 31, 2014


24f-2



The accompanying notes are an integral part of the financial statements.
2




2014 Annual Report

December 31, 2014


24f-2


The accompanying notes are an integral part of the financial statements.
1